STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES
3. STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES

3.1. STATEMENT OF COMPLIANCE

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards).

The material information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These financial statements were authorized for issue by the Board of Directors on April 30, 2025.

3.2 MATERIAL ACCOUNTING POLICIES

Accounting policies are included in the explanatory notes, except for those described below:

FUNCTIONAL CURRENCY AND FOREIGN CURRENCY

The consolidated financial statements are presented in Reais, which is the functional currency of the Company, its subsidiaries and joint ventures in Brazil, because it is the currency of the primary economic environment in which they operate, consume, and generate resources. The main functional currencies of the subsidiaries located outside Brazil are the US Dollar, the Euro or the Pound Sterling. Unless otherwise specified, all balances have been rounded to the nearest thousand.

Monetary assets and liabilities denominated and calculated in foreign currencies at the financial position date are converted into the functional currency using the current foreign exchange rate. Non-monetary assets and liabilities measured at fair value in a foreign currency are converted into the functional currency using the foreign exchange rate in effect on the date the fair value was determined. Foreign currency differences resulting from conversions are generally accounted for in profit or loss.Non-monetary items measured in a foreign currency based on historical cost are converted at the foreign exchange rate on the transaction date.

Assets and liabilities arising from international operations, including goodwill and fair value adjustments resulting from the acquisition, are converted into Reais at the financial position date using the foreign exchange rates in effect at the time. Income and expenses from international operations are converted into Reais using the foreign exchange rates in effect on the dates of the transactions.

Foreign currency differences from non-monetary assets and liabilities are recognized and presented in other comprehensive income in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such control, loss or significant influence is lost, the amount accumulated in the translation reserve related to that foreign operation is reclassified to financial result as part of the gain or loss on disposal.

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil (“BACEN”):

Currency	12/31/2024	12/31/2023	12/31/2022
Dollar (U.S.$)	BRL 6.19	BRL 4.84	BRL 5.22
Pound Sterling (£)	BRL 7.76	BRL 6.16	BRL 6.28
Euro (€)	BRL 6.44	BRL 5.35	BRL 5.57
Yen (¥)	BRL 0.04	BRL 0.03	BRL 0.04

USE OF JUDGMENTS AND ESTIMATES

In preparing these financial statements, Management used judgments and estimates that affect the application of the Cosan Group's accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Underlying estimates and assumptions are continually reviewed and recognized prospectively, when applicable. Information on critical judgments, assumptions and estimates of uncertainties in the application of accounting policies that have a more significant effect on the amounts recognized in the financial statements are included in the following notes:

  Note 5 – Financial assets and liabilities
  Note 5.5 – Leases
  Note 5.7 – Trade receivables
  Note 5.10 – Sectorial financial assets and liabilities
  Note 5.11 – Fair value measurements
  Note 9.2 – Acquisition of subsidiaries
  Note 9.4 (b) – Impairment – Recoverability test of investment in Vale
  Note 10 – Investments in joint venture
  Notes 11.1 and 11.2 – Fixed assets, intangible assets and goodwill
  Notes 11.5 – Investment properties
  Note 12 – Commitments
  Note 15 – Income tax and social contribution
  Note 16 – Provision for legal proceedings and judicial deposits
  Note 23 – Post-employment benefits
  Note 24 – Share-based payment

3.3 ACCOUNTING IMPACTS RELATED TO ENVIRONMENTAL, SOCIAL AND GOVERNANCE INITIATIVES (“ESG”)

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 - General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 - Climate-related Disclosures, which provide new disclosure requirements on, respectively, sustainability-related risks and opportunities and specific climate-related disclosures.

The Company is taking the necessary measures to comply with the standard, the adoption of which is required for financial years beginning on or after January 1, 2026, in accordance with CVM Resolution 193, issued in October 2023.

Governance

To assist the Company's Management in relation to socio-environmental and climate issues, since 2021, the Sustainability Committee has been established, supported by Cosan's Sustainability area and the Sustainability Commission, at the tactical level, aiming at aligning the agenda and greater integration with the portfolio's investees. Thus, the management of the agenda is supervised directly by the Board of Directors (“BoD”) with reports made by the Sustainability Committee.

The governance model related to these issues is structured to encompass the integration of ESG (environmental, social and governance) criteria into business strategy, risk management and decision-making, ensuring that value creation is aligned with stakeholder expectations and in compliance with applicable regulations.

This governance structure also takes into account Cosan's Sustainability Policy, approved by the Board of Directors, which aims to bring together guidelines for sustainable business management, covering the practices that consolidate the environmental and social governance model, such as risk management, associated impacts and internal and external engagement.

The Sustainability Committee is the body responsible for monitoring ESG strategy, commitments and targets, as well as promoting broad debate on trends related to the topic, such as climate change, diversity and inclusion, and stakeholder engagement. The Board of Directors assesses the impacts of the Company and its subsidiaries on society and the environment when approving the strategies of their respective businesses and acts to maintain the alignment of policies, risk management and best practices in all the businesses it controls, guaranteeing the necessary autonomy for the portfolio companies. The Sustainability Committee reports to the Board of Directors on the company's progress related to sustainability and compliance with the ESG Vision 2030 plan.

The Sustainability Committee is responsible for implementing and monitoring the commitments and targets made, monitoring the process of integrating the climate risk agenda and promoting debate on trends in the ESG agenda.

In order to align the interests of employees and executives with the Company's socio-environmental and climate objectives and challenges, the annual variable remuneration is made up of a pool of ESG targets that includes Cosan's performance in indexes and the evolution of the portfolio's climate agenda. This pool also considers the Group's information security maturity, as well as Internal Controls maturity - the total of these initiatives represents 10% of the Company's total target panel.

ESG targets are also taken into account in the long-term remuneration of senior management, with challenges linked to the performance of indices and ratings over the contracted years.

In this way, we ensure that the management of socio-environmental and climate issues is linked to the business strategy and is prioritized in the Company's annual agenda.

Strategy

Cosan's socio-environmental and climate strategy is guided by the “ESG Vision 2030”, a document launched in 2022, which brings together objectives and drivers to advance the strategic initiatives, actions and performance of the entire Group for the coming years.

The document is linked to the 5 material themes for Cosan and transversal to the companies in the portfolio, which underwent a review process in 2024, following the concept of double materiality and in order to revisit the strategy, as well as guaranteeing compliance with future regulatory demands.

After the process which involved interviews with various internal and external stakeholders, the materiality consists of the following themes which are worked on within the scope of risk and opportunity management:

  Governance and Transparency
  Climate Change
  Diversity, Equity and Inclusion
  Security
  Positive Social Impact

Risk management

In recent years, we have dedicated significant efforts to improving our corporate risk matrix, identifying and detailing climate risks and opportunities and understanding their impacts on our planning and strategy.

The resilience of our strategy is linked to a set of risks which, within Cosan, are classified according to their nature into (a) strategic, (b) financial, (c) compliance, and (d) operational, depending on the area(s) of the organization that are affected by the events; and their origin (internal or external).

To improve climate risk management, we have developed a specific matrix for each company. These matrices were integrated into both the general risk matrix of each business and, in a consolidated manner, into Cosan's matrix.

The governance of Cosan's climate change theme ensures that the climate risks and opportunities identified are properly incorporated and managed throughout our organizational structure.

Along with the opportunities provided by the solutions and actions in our portfolio to drive the energy transition, we are also susceptible to risks arising from climate change. We seek to strengthen climate change mitigation measures in our business by setting emission reduction targets and investing in cleaner and more efficient technologies.

Over the past few years, we have improved the process of identifying, assessing and managing risks and opportunities related to climate change throughout the company, following the recommendations of the Task force on Climate-related Financial Disclosures (“TCFD”). The management of climate risks in each business is aligned with Cosan's risk management guidelines, covering stages that include the identification of risks and opportunities, the prioritization of identified risks, the implementation of mitigation measures and continuous monitoring.

Metrics and targets

The selection of indicators and the establishment of commitments, with the monitoring of the respective governance bodies, are fundamental for the management and monitoring of risks and opportunities related to Cosan's material topics. These indicators and commitments are defined to mitigate the risks identified and take advantage of the opportunities aligned with the Company's strategy, covering areas such as security (physical and cyber), Diversity, Equity and Inclusion (DEI), Corporate Governance and Transparency.

Debt contracts with ESG clauses

The Senior Notes due 2028 was the first Green issue in the freight railroad sector in Latin America. The subsidiary Rumo is committed to using the funds to finance, in whole or in part, ongoing and future projects that contribute to the promotion of a low-carbon and resource-efficient transportation sector in Brazil. Eligible projects are distributed in the areas of: (i) acquisition, replacement and updating of rolling stock; (ii) infrastructure for duplication of railroad stretches, new yards and extensions of yards; and (iii) modernization of the railroad. Rumo issues an annual report showing the progress of the projects, available on the investor relations page.

The Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs) with the sustainable goal of reducing greenhouse gas emissions by 17.6% by 2026 per ton per useful kilometer (TKU), with a starting point of December 2020. The subsidiary Rumo is subject to a step-up of 25 basis points from July 2027 if it fails to meet this target, which would increase the interest rate to 4.45% p.a.

The 2nd Debenture of the indirect subsidiary Malha Paulista is linked to the sustainable goal of reducing greenhouse gas emissions per ton of useful kilometer (TKU) by 15% by 2023, with the base date of December 2019 as the starting point. Compliance with the condition for the rate step-down was verified based on Rumo's Annual Sustainability Report (“ASR”), so the Company benefited from a step-down of 25 basis points, making the cost of the 2nd series IPCA + 4.52%.

The 17th Debenture of the subsidiary Rumo is linked to the sustainable goal of reducing (i) 17.6% of the tons of direct greenhouse gas emissions per useful kilometer (TKU) by 2026; and (ii) 21.6% by 2030, with 2020 as the reference year. The company is subject to a step-up of 25 basis points in the 1st series and 20 basis points in the 2nd series if the SKPI is not reached in 2026 and an increase of 5 basis points in the 2nd series if the SKPI is not reached in 2030.

On November 1, 2023, the subsidiary Compass issued simple, non-convertible, unsecured debentures in the amount of R$1,736,385 with semi-annual remuneration equivalent to CDI + 1.55% p.a. and maturities on November 1, 2029 (50%) and November 1, 2030. The funds obtained from the issue will be used for investments and reinforcement of working capital.

This 2nd issue of debentures is linked to ESG targets of:

  Distributed volume of biomethane (thousands of m³): Increase by 250 times the daily volume distributed in 2022 until 2027, reaching 0.25mln/m³ day;
  Diversity in Leadership Positions: Reach 47% of people in leadership made up of Diversity Groups by 2027.

The Compass subsidiary will suffer a step-up of 12.5 basis points for each target that is not met, which would increase the rate from April 2028 (verification date) to up to CDI + 1.80% p.a. The company carried out an assessment on December 31, 2024 and found no evidence of this aspect, as the targets were met.

3.4 ADJUSTMENTS 2022

a) Reclassification in the income statement - 2022:

ARSESP issued new accounting rules for piped gas distributors, effective from 2023. In response, during the fiscal year ended on December 31, 2023, Compass revised its accounting policy to reclassify certain revenues and expenses, aligning with the new standards. These changes were applied retrospectively to 2022 and do not affect key financial results.

b) Segment Information - 2022:

During the fiscal year ended on December 31, 2023, the Company reassessed its structure of segments presented as reconciliation items and, on December 31, 2022, added the companies Cosan Dez and Cosan Investments to the Cosan Corporative structure.

c) Discontinued operation result - 2022:

The balances corresponding to Norgás’s statement of profit or loss were classified as a discontinued operation during the fiscal year ended December 31, 2023. These changes were applied retrospectively to the statement of profit or loss in 2022.